Hotchkis & Wiley Large Cap Disciplined Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 98.9%		Shares	Value
Aerospace & Defense - 2.9%
Boeing Co. (a)		7,060	$1,073,402
General Dynamics Corp.		1,700	513,740
RTX Corp.		12,100	1,466,036
			3,053,178

Air Freight & Logistics - 1.9%
FedEx Corp.		7,520	2,058,074

Automobile Components - 3.7%
Adient PLC (a)		10,274	231,884
Aptiv PLC (a)		15,000	1,080,150
BorgWarner, Inc.		16,000	580,640
Magna International, Inc.		48,400	1,986,336
			3,879,010

Automobiles - 3.0%
General Motors Co.		70,100	3,143,284

Banks - 12.1%
Bank of America Corp.		19,800	785,664
Citigroup, Inc.		65,574	4,104,932
Citizens Financial Group, Inc.		36,900	1,515,483
First Citizens BancShares, Inc./NC - Class A		259	476,806
Truist Financial Corp.		17,800	761,306
US Bancorp		43,000	1,966,390
Wells Fargo & Co.		55,734	3,148,414
			12,758,995

Beverages - 0.8%
Anheuser-Busch InBev SA/NV - ADR		12,500	828,625

Capital Markets - 3.9%
Bank of New York Mellon Corp.		19,400	1,394,084
Goldman Sachs Group, Inc.		1,040	514,914
State Street Corp.		25,200	2,229,444
			4,138,442

Chemicals - 1.4%
Olin Corp.		29,800	1,429,804

Communications Equipment - 6.8%
F5, Inc. (a)		17,800	3,919,560
Telefonaktiebolaget LM Ericsson - ADR (b)		429,650	3,256,747
			7,176,307

Construction & Engineering - 0.4%
Fluor Corp. (a)		8,400	400,764

Consumer Finance - 1.2%
Capital One Financial Corp.		3,700	554,001
Discover Financial Services		5,100	715,479
			1,269,480

Electric Utilities - 1.9%
PPL Corp.		60,200	1,991,416

Electronic Equipment, Instruments & Components - 1.5%
Corning, Inc.		12,800	577,920
TE Connectivity PLC		7,000	1,056,930
			1,634,850

Energy Equipment & Services - 4.1%
Baker Hughes Co.		43,500	1,572,525
Halliburton Co.		14,700	427,035
NOV, Inc.		118,900	1,898,833
Schlumberger NV		11,400	478,230
			4,376,623

Entertainment - 0.6%
Warner Bros Discovery, Inc. (a)		78,600	648,450

Financial Services - 2.9%
Corebridge Financial, Inc.		37,100	1,081,836
Fidelity National Information Services, Inc.		23,100	1,934,625
			3,016,461

Food Products - 2.4%
Conagra Brands, Inc.		25,300	822,756
Kraft Heinz Co.		50,200	1,762,522
			2,585,278

Ground Transportation - 0.8%
Norfolk Southern Corp.		3,400	844,900

Health Care Equipment & Supplies - 5.5%
GE HealthCare Technologies, Inc.		22,712	2,131,521
Medtronic PLC		26,582	2,393,178
Solventum Corp. (a)		7,500	522,900
Zimmer Biomet Holdings, Inc.		6,840	738,378
			5,785,977

Health Care Providers & Services - 9.9%
Centene Corp. (a)		18,700	1,407,736
Cigna Group		3,200	1,108,608
CVS Health Corp.		47,900	3,011,952
Elevance Health, Inc.		5,000	2,600,000
HCA Healthcare, Inc.		2,760	1,121,747
Humana, Inc.		2,100	665,154
Labcorp Holdings, Inc.		2,200	491,656
			10,406,853

Hotels, Restaurants & Leisure - 0.6%
Booking Holdings, Inc.		150	631,818

Insurance - 3.8%
American International Group, Inc.		32,300	2,365,329
Hartford Financial Services Group, Inc.		13,800	1,623,018
			3,988,347

Interactive Media & Services - 1.8%
Alphabet, Inc. - Class A		11,400	1,890,690

IT Services - 0.5%
Cognizant Technology Solutions Corp. - Class A		6,800	524,824

Machinery - 4.5%
CNH Industrial NV		105,400	1,169,940
Cummins, Inc.		4,940	1,599,523
Deere & Co.		1,300	542,529
PACCAR, Inc.		9,900	976,932
Timken Co.		6,100	514,169
			4,803,093

Media - 4.3%
Comcast Corp. - Class A		61,300	2,560,501
Omnicom Group, Inc.		5,300	547,967
Paramount Global - Class B		29,000	307,980
WPP PLC - ADR (b)		22,900	1,171,564
			4,588,012

Multi-Utilities - 1.9%
Dominion Energy, Inc.		34,400	1,987,976

Oil, Gas & Consumable Fuels - 7.7%
APA Corp.		122,200	2,989,012
Cenovus Energy, Inc.		34,900	583,877
Marathon Oil Corp.		36,350	968,001
Murphy Oil Corp.		10,800	364,392
Ovintiv, Inc.		35,600	1,363,836
Shell PLC - ADR		27,862	1,837,499
			8,106,617

Personal Care Products - 1.5%
Unilever PLC - ADR		24,600	1,598,016

Pharmaceuticals - 1.0%
GSK PLC - ADR		12,540	512,635
Sanofi SA - ADR		9,600	553,248
			1,065,883

Semiconductors & Semiconductor Equipment - 0.8%
Micron Technology, Inc.		7,920	821,383

Software - 2.8%
Workday, Inc. - Class A (a)		12,000	2,932,920
TOTAL COMMON STOCKS (Cost $84,428,597)			104,366,350

SHORT-TERM INVESTMENTS - 4.4%
Money Market Funds - 3.0%		Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.85% (c)		3,141,816	3,141,816

Time Deposits - 1.4%		Par
Canadian Imperial Bank of Commerce, 4.18%, 10/01/2024 (d)		1,513,428	1,513,428
Citigroup, Inc., 2.33%, 10/01/2024 (d)	EUR	3	3
			1,513,431
TOTAL SHORT-TERM INVESTMENTS (Cost $4,655,247)			4,655,247

TOTAL INVESTMENTS - 103.3% (Cost $89,083,844)			109,021,597
Liabilities in Excess of Other Assets - (3.3)%			(3,445,666)
TOTAL NET ASSETS - 100.0%			$105,575,931

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt EUR - Euro
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $3,033,591 which represented 2.9% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$104,366,350	$–	$–	$104,366,350
Money Market Funds	3,141,816	–	–	3,141,816
Time Deposits	–	1,513,431	–	1,513,431
Total Investments	$107,508,166	$1,513,431	$–	$109,021,597

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.